Significant Agreements (Details) $ in Thousands		1 Months Ended					12 Months Ended
	Feb. 26, 2010 USD ($) item	Dec. 31, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jan. 31, 2016 USD ($)	Jul. 31, 2015 USD ($) shares	Mar. 31, 2010 shares	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)
Significant Agreements
Warrant expenses								$ 923
Predecessor | License agreement
Significant Agreements
Warrant expenses					$ 923
Ipsen | Predecessor | License agreement
Significant Agreements
Number of programs | item	2
Aggregate payment upon achievement of development and commercial milestones	$ 40,000
Number of warrants issued | shares						2
Number of common units | shares						489,500
Warrants exercised | shares					489,500
Ipsen | Predecessor | License agreement | Minimum
Significant Agreements
Payment based on revenue received, as percentage	10.00%
Ipsen | Predecessor | License agreement | Maximum
Significant Agreements
Aggregate payment upon achievement of development and commercial milestones	$ 40,000
Payment based on revenue received, as percentage	20.00%
Ipsen | Predecessor | Sublicense agreement | Minimum
Significant Agreements
Payment based on revenue received, as percentage	10.00%
Ipsen | Predecessor | Sublicense agreement | Maximum
Significant Agreements
Payment based on revenue received, as percentage	20.00%
Camurus | Predecessor | License agreement
Significant Agreements
Non-refundable and non-creditable signing fee				$ 500
One-time non-refundable development milestone payment				$ 7,750
Royalty payment period				10 years
One-time non-refundable non-creditable sales milestone payment				$ 57
Milestone fee		$ 1,000	$ 250				$ 1,000
Camurus | Predecessor | License agreement | Maximum
Significant Agreements
One-time non-refundable development milestone payment				7,750
One-time non-refundable non-creditable sales milestone payment				$ 57,000